Financial Instruments-Risk Management - Summary of Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Net interest income [member] | 100 bp increase [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	$ (340)	$ 212
Net interest income [member] | 100 bp increase [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(118)
Net interest income [member] | 100 bp increase [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(222)
Net interest income [member] | 100 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	326
Net interest income [member] | 100 bp decrease [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	127
Net interest income [member] | 100 bp decrease [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	199
Net interest income [member] | 25 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact		(64)
Economic value of equity [member] | 100 bp increase [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(2,021)	(1,173)
Economic value of equity [member] | 100 bp increase [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(800)
Economic value of equity [member] | 100 bp increase [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(1,221)
Economic value of equity [member] | 100 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	1,659
Economic value of equity [member] | 100 bp decrease [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	606
Economic value of equity [member] | 100 bp decrease [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	$ 1,053
Economic value of equity [member] | 25 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact		$ 209